Business, Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Concentrations for Revenue and Accounts Receivable
The Company had the following approximate revenue and accounts receivable concentrations, net of allowances, for the periods ended:

	Revenue %				Accounts Receivable %
	Three Months Ended		Nine Months Ended
	September 30,		September 30,		September 30, 2019	December 31, 2018
	2019	2018	2019	2018

Company A	*	24.1%	*	22.6%	*	20.0%
Company B	*	16.7%	*	12.1%	*	*
Company C	*	*	11.7%	*	*	19.0%
Company D	*	11.7%	*	*	*	*
* Amount was not above 10% threshold

The Company had the following approximate revenue and accounts receivable concentrations, net of allowances, for the periods ended:

	Revenue %			Accounts Receivable %
	Year Ended December 31,			December 31,
	2018	2017	2016	2018	2017
Interstate Power and Light Company	21.0%	*	*	20.0%	*
Union Pacific Railroad	*	*	*	19.0%	*
Trishe Wind Ohio, LLC	*	*	*	*	17.0%
Thunder Ranch Wind Project, LLC	*	21.0%	*	*	15.0%
Twin Forks Wind Farm, LLC	*	11.0%	*	*	*
Bruenning's Breeze Wind Farm, LLC	*	11.0%	*	*	*
EDF Renewable Development, Inc.	*	14.0%	11.0%	*	11.0%
Cimarron Bend Wind Project, LLC	*	*	17.0%	*	*
Osborn Wind Energy, LLC	*	*	11.0%	*	*
———
* Amount was not above 10% threshold.

Schedule of property plant and equipment
Property, plant and equipment, net consisted of the following (in thousands):

	September 30, 2019	December 31, 2018
Buildings and leasehold improvements	$2,812	$4,614
Land	17,600	19,394
Construction equipment	178,239	175,298
Office equipment, furniture and fixtures	3,449	2,994
Vehicles	5,985	4,991
	208,085	207,291
Accumulated depreciation	(56,301)	(31,113)
Property, plant and equipment, net	$151,784	$176,178

The assets’ estimated lives used in computing depreciation for property, plant and equipment are as follows:

Buildings and leasehold improvements	2 to 39 years
Construction equipment	3 to 15 years
Office equipment, furniture and fixtures	3 to 7 years
Vehicles	3 to 5 years
Property, plant and equipment, net consisted of the following as of the dates indicated:

	December 31,
(in thousands)	2018	2017
Buildings and leasehold improvements	$4,614	$416
Land	19,394	—
Construction equipment	175,298	46,404
Office equipment, furniture and fixtures	2,994	1,451
Vehicles	4,991	404
Total property, plant and equipment	207,291	48,675
Accumulated depreciation	(31,113)	(17,770)
Property, plant and equipment, net	$176,178	$30,905